DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.8%
Basic Materials — 5.1%
Chemicals — 2.6%
Ashland, Inc.,144A,3.375%,
9/1/31
1,607,000 1,454,275
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31 (a)
1,756,000 1,858,168
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
2,486,000 2,403,153
Celanese US Holdings LLC
6.665%, 7/15/27
5,112,000 5,265,268
6.85%, 11/15/28
3,540,000 3,662,123
6.83%, 7/15/29
2,580,000 2,669,472
6.50%, 4/15/30 (a)
2,433,000 2,430,669
7.05%, 11/15/30
3,515,000 3,646,264
6.879%, 7/15/32
3,543,000 3,617,360
6.75%, 4/15/33 (a)
3,998,000 3,981,344
7.20%, 11/15/33
3,515,000 3,673,586
Chemours Co.
5.375%, 5/15/27
1,757,000 1,758,205
144A,5.75%, 11/15/28 (a)
2,945,000 2,860,532
144A,4.625%, 11/15/29
2,023,000 1,808,926
Chemours (The)
Co.,144A,8.00%, 1/15/33
2,242,000 2,183,158
Consolidated Energy Finance SA
144A,5.625%, 10/15/28 (a)
1,846,000 1,283,431
144A,12.00%, 2/15/31 (a)
2,127,000 1,449,019
Huntsman International LLC
4.50%, 5/1/29
2,680,000 2,565,343
2.95%, 6/15/31
1,406,000 1,172,157
INEOS Finance PLC
144A,6.75%, 5/15/28
1,521,000 1,431,152
144A,7.50%, 4/15/29 (a)
2,549,000 2,289,891
Inversion Escrow Issuer
LLC,144A,6.75%, 8/1/32
3,910,000 3,822,797
Methanex Corp.
5.125%, 10/15/27
2,461,000 2,469,724
5.25%, 12/15/29 (a)
2,461,000 2,465,302
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32 (a)
2,109,000 2,166,966
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
3,691,000 3,707,591
144A,8.50%, 11/15/28
1,421,000 1,490,265
144A,4.25%, 5/15/29
2,021,000 1,959,249
144A,9.00%, 2/15/30
2,400,000 2,570,853
144A,7.00%, 12/1/31
1,406,000 1,494,501
Olin Corp.
5.625%, 8/1/29 (a)
2,353,000 2,361,704
5.00%, 2/1/30 (a)
1,831,000 1,801,088
144A,6.625%, 4/1/33
2,123,000 2,111,475
Principal
Amount $ Value $
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
3,867,000 3,852,911
144A,6.625%, 5/1/29
2,478,000 2,490,935
Solstice Advanced Materials,
Inc.,144A,5.625%, 9/30/33
3,515,000 3,536,941
Tronox, Inc.
144A,4.625%, 3/15/29
3,719,000 2,405,747
144A,9.125%, 9/30/30 (a)
1,429,000 1,348,543
WR Grace Holdings LLC
144A,4.875%, 6/15/27
1,541,000 1,528,822
144A,5.625%, 8/15/29
4,037,000 3,803,960
144A,6.625%, 8/15/32
2,644,000 2,627,058
(Cost $106,863,859)
103,479,928
Forest Products & Paper
— 0.2%
Domtar Corp.,144A,6.75%,
10/1/28
2,259,000 1,808,794
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
1,758,000 1,591,688
Magnera Corp.,144A,7.25%,
11/15/31
2,812,000 2,686,360
Mercer International, Inc.
144A,12.875%, 10/1/28
1,406,000 1,015,477
5.125%, 2/1/29 (a)
3,116,000 1,851,701
(Cost $11,028,225)
8,954,020
Iron/Steel — 0.9%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
3,164,000 3,258,012
144A,6.75%, 4/15/30
2,656,000 2,716,634
144A,7.50%, 9/15/31
2,992,000 3,131,864
144A,7.00%, 3/15/32
5,029,000 5,161,243
144A,7.375%, 5/1/33
3,164,000 3,266,436
144A,7.625%, 1/15/34
3,970,000 4,122,825
Metinvest BV,144A,7.75%,
10/17/29
1,776,000 1,326,956
Mineral Resources Ltd.
144A,8.00%, 11/1/27
2,227,000 2,280,938
144A,9.25%, 10/1/28
3,410,000 3,584,746
144A,8.50%, 5/1/30 (a)
2,233,000 2,322,534
144A,7.00%, 4/1/31 (a)
2,520,000 2,621,178
United States Steel
Corp.,6.875%, 3/1/29
1,692,000 1,711,615
(Cost $35,017,825)
35,504,981
Mining — 1.4%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
1,757,000 1,722,042
144A,7.125%, 3/15/31
2,636,000 2,795,399
Alumina Pty Ltd.
144A,6.125%, 3/15/30
1,876,000 1,930,554
144A,6.375%, 9/15/32
1,817,000 1,893,207
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
2,461,000 2,616,994

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,11.50%, 10/1/31
1,793,000 1,980,302
First Quantum Minerals Ltd.
144A,9.375%, 3/1/29
4,546,000 4,810,591
144A,8.625%, 6/1/31 (a)
4,551,000 4,781,190
144A,8.00%, 3/1/33
3,540,000 3,733,029
144A,7.25%, 2/15/34
3,515,000 3,628,078
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
2,452,000 2,446,326
144A,5.875%, 4/15/30
1,605,000 1,659,186
144A,4.375%, 4/1/31
3,546,000 3,423,737
144A,6.125%, 4/15/32 (a)
2,812,000 2,937,755
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
1,907,000 1,933,263
Kaiser Aluminum Corp.
144A,4.50%, 6/1/31
1,933,000 1,854,441
144A,5.875%, 3/1/34
1,774,000 1,770,356
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
4,568,000 4,754,100
144A,9.475%, 7/24/30
1,853,000 1,862,859
144A,11.25%, 12/3/31
1,758,000 1,842,694
144A,9.125%, 10/15/32
1,600,000 1,561,198
144A,9.85%, 4/24/33
1,954,000 1,947,703
(Cost $57,236,981)
57,885,004
Communications — 16.7%
Advertising — 1.2%
Clear Channel Outdoor
Holdings, Inc.
144A,7.75%, 4/15/28
3,517,000 3,521,052
144A,7.50%, 6/1/29 (a)
3,718,000 3,680,859
144A,7.875%, 4/1/30
3,042,000 3,207,813
144A,7.125%, 2/15/31
4,005,000 4,171,696
144A,7.50%, 3/15/33
3,165,000 3,334,283
Lamar Media Corp.
3.75%, 2/15/28
2,093,000 2,052,882
4.00%, 2/15/30
1,934,000 1,872,814
3.625%, 1/15/31 (a)
1,934,000 1,826,630
144A,5.375%, 11/1/33
1,529,000 1,532,578
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
9,174,000 9,139,624
144A,10.375%, 5/15/31
4,200,000 4,248,980
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
2,284,000 2,282,383
144A,4.25%, 1/15/29
1,758,000 1,709,443
144A,4.625%, 3/15/30 (a)
1,776,000 1,730,413
144A,7.375%, 2/15/31
1,511,000 1,602,538
Stagwell Global
LLC,144A,5.625%, 8/15/29
3,869,000 3,762,951
(Cost $49,393,925)
49,676,939
Principal
Amount $ Value $
Internet — 1.8%
Arches Buyer, Inc.
144A,4.25%, 6/1/28
3,341,000 3,295,207
144A,6.125%, 12/1/28
1,776,000 1,739,691
Cogent Communications Group
LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27
1,611,000 1,597,484
144A,6.50%, 7/1/32 (a)
2,135,000 1,948,370
Gen Digital, Inc.
144A,6.75%, 9/30/27
3,223,000 3,292,166
144A,6.25%, 4/1/33
3,340,000 3,445,310
Getty Images, Inc.
144A,11.25%, 2/21/30
1,989,000 1,911,188
144A,10.50%, 11/15/30
2,210,000 2,259,721
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
2,314,000 2,316,218
144A,3.50%, 3/1/29
2,812,000 2,694,081
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,5.75%, 5/15/28
1,671,000 1,570,860
144A,8.75%, 5/1/29
2,555,000 2,532,539
144A,9.50%, 5/30/29
2,788,000 2,836,119
144A,9.00%, 8/1/29
1,700,000 1,699,887
Match Group Holdings II LLC
144A,5.00%, 12/15/27
1,622,000 1,620,823
144A,4.625%, 6/1/28
1,758,000 1,747,482
144A,4.125%, 8/1/30
1,776,000 1,683,499
144A,3.625%, 10/1/31
1,758,000 1,614,866
144A,6.125%, 9/15/33
2,462,000 2,498,662
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
1,810,000 1,204,472
Rakuten Group, Inc.
144A,11.25%, 2/15/27
6,338,000 6,796,396
144A,9.75%, 4/15/29
7,058,000 7,851,469
Snap, Inc.
144A,6.875%, 3/1/33
5,275,000 5,439,606
144A,6.875%, 3/15/34
1,934,000 1,981,774
Wayfair LLC
144A,7.25%, 10/31/29
2,850,000 2,971,829
144A,7.75%, 9/15/30
2,494,000 2,664,280
144A,6.75%, 11/15/32
2,400,000 2,454,847
(Cost $73,515,574)
73,668,846
Media — 8.2%
AMC Networks, Inc.
144A,10.25%, 1/15/29
3,077,000 3,230,705
144A,10.50%, 7/15/32
1,425,000 1,527,761
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
2,155,000 1,716,161
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
11,430,000 11,421,023
144A,5.00%, 2/1/28
8,792,000 8,725,174

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.375%, 6/1/29
5,300,000 5,252,658
144A,6.375%, 9/1/29
5,275,000 5,359,194
144A,4.75%, 3/1/30
10,726,000 10,225,011
144A,4.50%, 8/15/30
9,669,000 9,068,482
144A,4.25%, 2/1/31
10,528,000 9,708,043
144A,7.375%, 3/1/31 (a)
3,869,000 3,950,153
144A,4.75%, 2/1/32 (a)
4,365,000 4,015,037
4.50%, 5/1/32
10,188,000 9,187,674
144A,4.50%, 6/1/33
6,312,000 5,551,412
144A,4.25%, 1/15/34 (a)
7,091,000 6,015,351
CSC Holdings LLC
144A,5.50%, 4/15/27
4,607,000 3,978,987
144A,5.375%, 2/1/28 (a)
3,618,000 2,625,334
144A,7.50%, 4/1/28
3,678,000 2,209,963
144A,11.25%, 5/15/28
3,485,000 2,706,174
144A,11.75%, 1/31/29
7,210,000 5,086,951
144A,6.50%, 2/1/29
6,155,000 3,870,854
144A,5.75%, 1/15/30
7,938,000 2,939,337
144A,4.125%, 12/1/30 (a)
3,908,000 2,232,841
144A,4.625%, 12/1/30
8,177,000 2,928,539
144A,3.375%, 2/15/31
3,553,000 1,976,581
144A,4.50%, 11/15/31 (a)
5,275,000 2,987,974
144A,5.00%, 11/15/31
1,776,000 615,574
Directv Financing LLC
144A,8.875%, 2/1/30
5,627,000 5,572,972
144A,8.875%, 2/1/30
2,634,000 2,617,277
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
6,267,000 6,273,737
144A,10.00%, 2/15/31
7,294,000 7,251,359
Discovery Communications LLC
3.95%, 3/20/28
4,393,000 4,306,722
4.125%, 5/15/29
2,329,000 2,267,212
3.625%, 5/15/30
3,216,000 2,986,860
5.00%, 9/20/37 (a)
1,519,000 1,293,542
6.35%, 6/1/40
1,590,000 1,441,415
DISH DBS Corp.
7.375%, 7/1/28
3,573,000 3,333,822
144A,5.75%, 12/1/28
8,792,000 8,503,448
5.125%, 6/1/29
5,275,000 4,469,416
DISH Network
Corp.,144A,11.75%, 11/15/27
12,135,000 12,681,621
EW Scripps (The)
Co.,144A,9.875%, 8/15/30
2,638,000 2,660,539
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)
4,521,000 4,875,799
144A,4.75%, 10/15/30 (a)
2,732,000 2,110,762
144A,5.375%, 11/15/31 (a)
4,372,000 3,292,114
144A,9.625%, 7/15/32 (a)
3,158,000 3,275,825
144A,7.25%, 8/15/33
2,690,000 2,696,752
iHeartCommunications, Inc.
144A,9.125%, 5/1/29
2,524,439 2,338,110
Principal
Amount $ Value $
144A,10.875%, 5/1/30 (a)
2,366,399 1,949,678
144A,7.75%, 8/15/30
2,326,000 1,994,466
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
4,098,000 2,775,084
144A,5.125%, 7/15/29
2,884,000 1,831,167
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
2,914,000 2,918,738
144A,8.00%, 8/1/29
2,277,000 2,307,286
144A,7.375%, 9/1/31
2,286,000 2,372,463
Nexstar Media, Inc.
144A,5.625%, 7/15/27
6,089,000 6,098,371
144A,4.75%, 11/1/28 (a)
3,517,000 3,490,493
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30
1,840,000 1,626,100
144A,8.125%, 2/15/33
5,029,000 5,243,286
144A,9.75%, 2/15/33
1,519,000 1,663,305
Sirius XM Radio LLC
144A,5.00%, 8/1/27
5,275,000 5,280,243
144A,4.00%, 7/15/28
7,054,000 6,882,186
144A,5.50%, 7/1/29
4,396,000 4,421,892
144A,4.125%, 7/1/30
5,275,000 4,999,250
144A,3.875%, 9/1/31 (a)
5,275,000 4,814,764
TEGNA, Inc.
4.625%, 3/15/28
3,542,000 3,512,498
5.00%, 9/15/29
3,869,000 3,836,016
Univision Communications, Inc.
144A,8.00%, 8/15/28
5,388,000 5,564,931
144A,4.50%, 5/1/29
3,693,000 3,524,509
144A,7.375%, 6/30/30
3,188,000 3,236,920
144A,8.50%, 7/31/31
4,414,000 4,569,571
144A,9.375%, 8/1/32
5,250,000 5,577,716
Versant Media Group,
Inc.,144A,7.25%, 1/30/31
3,500,000 3,598,319
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
3,152,000 2,792,762
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
5,012,000 4,925,117
144A,4.50%, 8/15/30
3,336,000 3,113,388
VTR Finance NV,144A,6.375%,
7/15/28
1,699,000 1,667,144
VZ Secured Financing
BV,144A,7.50%, 1/15/33
2,000,000 2,041,308
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
1,863,000 1,673,990
Ziggo BV,144A,4.875%, 1/15/30
3,485,000 3,305,136
(Cost $355,620,960)
326,970,349
Telecommunications — 5.5%
Altice Financing SA
144A,5.00%, 1/15/28 (a)
4,220,000 2,824,763
144A,5.75%, 8/15/29
7,210,000 4,819,921

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Altice France Lux 3 / Altice
Holdings 1,144A,10.00%,
1/15/33
3,364,000 3,209,069
Altice France SA
144A,9.50%, 11/1/29
4,760,000 4,889,344
144A,6.875%, 10/15/30
3,000,000 2,959,298
144A,6.50%, 4/15/32
6,855,000 6,676,456
144A,6.875%, 7/15/32
5,522,000 5,387,922
C&W Senior Finance
Ltd.,144A,9.00%, 1/15/33
2,655,000 2,762,095
CommScope LLC
144A,8.25%, 3/1/27 (a)
3,076,000 3,089,381
144A,7.125%, 7/1/28
2,296,000 2,307,101
144A,4.75%, 9/1/29
3,343,000 3,345,574
144A,9.50%, 12/15/31 (a)
3,553,000 3,607,396
CommScope Technologies
LLC,144A,5.00%, 3/15/27
2,760,000 2,758,375
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
6,966,000 7,406,606
Connect Holding II
LLC,144A,10.50%, 4/3/31
7,825,000 7,424,566
CT Trust,144A,5.125%, 2/3/32
2,617,000 2,498,685
EchoStar Corp.,10.75%, 11/30/29
19,592,000 21,618,596
Fibercop SpA
144A,6.375%, 11/15/33
1,758,000 1,730,387
144A,6.00%, 9/30/34
1,816,000 1,713,313
144A,7.20%, 7/18/36
1,818,000 1,821,885
144A,7.721%, 6/4/38
1,758,000 1,751,611
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
4,286,000 4,295,262
144A,5.00%, 5/1/28
5,510,000 5,534,128
144A,6.75%, 5/1/29
3,403,000 3,437,864
5.875%, 11/1/29
2,922,656 2,968,352
144A,6.00%, 1/15/30
3,378,000 3,432,585
144A,8.75%, 5/15/30
3,913,000 4,094,630
144A,8.625%, 3/15/31
2,715,000 2,870,192
Iliad Holding SAS
144A,7.00%, 10/15/28
3,031,000 3,077,220
144A,8.50%, 4/15/31
3,366,000 3,618,379
144A,7.00%, 4/15/32
2,989,000 3,084,899
Level 3 Financing, Inc.
144A,4.875%, 6/15/29
2,190,000 2,096,925
144A,4.50%, 4/1/30
2,504,000 2,319,330
144A,3.875%, 10/15/30
1,632,000 1,468,425
144A,4.00%, 4/15/31 (a)
1,591,526 1,408,495
144A,6.875%, 6/30/33
7,167,000 7,305,696
144A,7.00%, 3/31/34
8,529,000 8,743,718
Lumen Technologies, Inc.
144A,4.125%, 4/15/30
1,679,000 1,673,040
144A,10.00%, 10/15/32
1,571,000 1,584,511
Principal
Amount $ Value $
Millicom International Cellular
SA
144A,5.125%, 1/15/28
1,201,500 1,198,070
144A,6.25%, 3/25/29
2,192,400 2,200,891
144A,4.50%, 4/27/31
2,727,000 2,533,782
144A,7.375%, 4/2/32
1,600,000 1,672,013
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
3,517,000 3,555,096
Telefonica Moviles Chile
SA,144A,3.537%, 11/18/31
1,758,000 1,043,807
Viasat, Inc.
144A,5.625%, 4/15/27
1,989,000 1,992,672
144A,6.50%, 7/15/28
1,407,000 1,375,086
144A,7.50%, 5/30/31 (a)
2,556,000 2,426,446
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
4,668,000 4,270,407
144A,4.75%, 7/15/31
5,067,000 4,680,245
144A,7.75%, 4/15/32
3,361,000 3,509,795
144A,6.75%, 1/15/33
2,926,000 2,917,558
Windstream Services
LLC,144A,7.50%, 10/15/33
4,800,000 4,889,429
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
7,889,000 8,197,886
WULF Compute LLC,144A,7.75%,
10/15/30
11,249,000 11,639,570
Zegona Finance
PLC,144A,8.625%, 7/15/29
2,874,000 3,053,410
(Cost $218,560,419)
218,772,158
Consumer, Cyclical — 17.1%
Airlines — 0.5%
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)
2,686,000 2,751,769
144A,8.50%, 5/15/29 (a)
3,361,000 3,513,149
Gol Finance, Inc.,144A,14.375%,
6/6/30
7,451,000 7,665,216
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31 (a)
7,031,000 6,949,825
(Cost $21,211,384)
20,879,959
Apparel — 0.2%
Levi Strauss & Co.,144A,3.50%,
3/1/31
1,806,000 1,685,854
Under Armour, Inc.,144A,7.25%,
7/15/30
1,425,000 1,422,611
VF Corp.
2.80%, 4/23/27
1,709,000 1,667,943
2.95%, 4/23/30
2,714,000 2,439,010
William Carter (The)
Co.,144A,7.375%, 2/15/31
2,030,000 2,073,043
(Cost $9,274,634)
9,288,461
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
1,407,000 1,405,873

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.875%, 6/1/29
1,758,000 1,788,218
144A,3.75%, 1/30/31
3,517,000 3,282,511
144A,5.875%, 12/1/33
1,766,000 1,783,200
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
3,693,000 3,269,196
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27
1,407,000 1,406,751
144A,2.75%, 3/9/28
2,147,000 2,019,625
144A,7.05%, 9/15/28
2,463,000 2,542,986
144A,5.625%, 9/29/28
2,638,000 2,633,336
144A,6.125%, 9/30/30
4,049,000 4,015,987
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
8,792,000 8,621,100
144A,7.50%, 7/17/30
3,613,000 3,773,479
144A,4.81%, 9/17/30
8,794,000 8,255,258
144A,7.75%, 7/17/32
2,865,000 3,014,201
144A,8.125%, 7/17/35
4,441,000 4,696,975
(Cost $53,324,950)
52,508,696
Auto Parts & Equipment
— 1.9%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28
1,806,000 1,857,447
144A,8.25%, 4/15/31 (a)
1,758,000 1,849,089
144A,7.50%, 2/15/33 (a)
2,796,000 2,897,168
American Axle & Manufacturing,
Inc.
5.00%, 10/1/29 (a)
2,110,000 2,024,140
144A,6.375%, 10/15/32
3,014,000 3,034,778
144A,7.75%, 10/15/33
4,421,000 4,468,252
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
2,638,000 2,709,772
144A,6.75%, 2/15/30
3,517,000 3,658,559
144A,6.75%, 9/15/32
4,220,000 4,343,941
Dana, Inc.
5.375%, 11/15/27
1,432,000 1,435,958
5.625%, 6/15/28
1,426,000 1,427,711
4.25%, 9/1/30
1,425,000 1,404,793
Dornoch Debt Merger Sub,
Inc.,144A,6.625%, 10/15/29 (a)
2,403,000 2,026,018
Forvia SE
144A,8.00%, 6/15/30 (a)
1,758,000 1,875,053
144A,6.75%, 9/15/33
1,758,000 1,791,195
Goodyear Tire & Rubber Co.
4.875%, 3/15/27
2,462,000 2,457,185
5.00%, 7/15/29 (a)
2,906,000 2,825,491
6.625%, 7/15/30
1,758,000 1,787,947
5.25%, 4/30/31 (a)
1,911,000 1,825,502
5.25%, 7/15/31 (a)
2,135,000 2,018,470
5.625%, 4/30/33 (a)
1,608,000 1,515,628
Qnity Electronics, Inc.
144A,5.75%, 8/15/32
3,515,000 3,611,912
Principal
Amount $ Value $
144A,6.25%, 8/15/33
2,637,000 2,736,104
Tenneco, Inc.,144A,8.00%,
11/17/28 (a)
6,682,000 6,685,650
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
2,114,000 2,159,364
144A,7.125%, 4/14/30
2,110,000 2,090,808
144A,6.75%, 4/23/30
2,814,000 2,740,243
144A,7.50%, 3/24/31
5,300,000 5,247,567
144A,6.875%, 4/23/32
2,506,000 2,382,916
(Cost $77,073,569)
76,888,661
Distribution/Wholesale — 0.2%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
2,461,000 2,436,828
144A,3.875%, 11/15/29
1,411,000 1,355,851
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
1,959,000 2,008,102
144A,7.75%, 3/15/31
2,812,000 2,950,752
(Cost $8,762,481)
8,751,533
Entertainment — 3.1%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
2,216,000 2,293,306
Brightstar Lottery PLC
144A,6.25%, 1/15/27
2,886,000 2,918,066
144A,5.25%, 1/15/29
2,638,000 2,635,145
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
4,343,000 4,113,252
144A,7.00%, 2/15/30
6,761,000 7,003,436
144A,6.50%, 2/15/32
5,259,000 5,352,726
144A,6.00%, 10/15/32 (a)
3,894,000 3,718,344
Churchill Downs, Inc.
144A,5.50%, 4/1/27
2,132,000 2,137,251
144A,4.75%, 1/15/28
2,462,000 2,452,540
144A,5.75%, 4/1/30
4,220,000 4,255,528
144A,6.75%, 5/1/31
2,110,000 2,178,904
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)
2,690,000 2,685,279
144A,7.00%, 8/1/32
1,758,000 1,834,125
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
1,899,000 1,916,125
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
1,815,000 1,867,782
144A,7.50%, 9/1/31
1,934,000 2,027,776
144A,6.25%, 10/1/33
3,542,000 3,565,979
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
4,263,000 4,308,827
144A,4.75%, 10/15/27
3,475,000 3,471,957
144A,3.75%, 1/15/28
1,758,000 1,731,412

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
2,936,000 3,055,431
144A,11.875%, 4/15/31
2,387,000 2,502,686
Motion Bondco
DAC,144A,6.625%, 11/15/27
1,661,000 1,595,444
Motion Finco Sarl,144A,8.375%,
2/15/32
1,442,000 1,241,934
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
1,407,000 1,381,876
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
2,638,000 1,406,130
144A,5.875%, 9/1/31
2,610,000 1,308,262
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
2,110,000 2,139,504
Rivers Enterprise Lender LLC
/ Rivers Enterprise Lender
Corp.,144A,6.25%, 10/15/30
2,110,000 2,143,420
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
1,789,000 1,767,225
144A,7.25%, 5/15/31 (a)
2,761,000 2,634,698
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
5.375%, 4/15/27
1,758,000 1,744,758
5.25%, 7/15/29 (a)
1,776,000 1,648,667
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
2,989,000 2,984,151
Vail Resorts, Inc.
144A,5.625%, 7/15/30
1,758,000 1,784,897
144A,6.50%, 5/15/32
2,110,000 2,194,788
Voyager Parent LLC,144A,9.25%,
7/1/32
6,506,000 6,898,507
Warnermedia Holdings, Inc.
4.054%, 3/15/29
5,012,000 4,865,787
4.279%, 3/15/32 (a)
9,526,000 8,716,290
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
2,638,000 2,652,992
144A,7.125%, 2/15/31
3,411,000 3,687,513
144A,6.25%, 3/15/33
2,893,000 2,968,522
(Cost $125,490,793)
123,791,242
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
4,044,000 4,050,802
TKC Holdings, Inc.
144A,6.875%, 5/15/28
1,514,000 1,531,476
Principal
Amount $ Value $
144A,10.50%, 5/15/29
2,405,000 2,469,416
(Cost $8,112,104)
8,051,694
Home Builders — 0.6%
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,4.625%, 4/1/30
1,405,000 1,331,322
144A,6.875%, 8/1/33
1,608,000 1,617,672
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
2,173,000 2,177,137
144A,4.875%, 2/15/30
1,758,000 1,632,048
Century Communities, Inc.
144A,3.875%, 8/15/29
1,651,000 1,572,381
144A,6.625%, 9/15/33
1,908,000 1,936,473
LGI Homes, Inc.
144A,8.75%, 12/15/28
1,421,000 1,481,333
144A,7.00%, 11/15/32 (a)
1,407,000 1,379,609
Mattamy Group Corp.
144A,5.25%, 12/15/27
1,508,000 1,508,483
144A,4.625%, 3/1/30
2,113,000 2,051,770
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
1,833,000 1,873,834
144A,5.125%, 8/1/30
1,758,000 1,767,419
144A,5.75%, 11/15/32
1,818,000 1,874,989
(Cost $22,516,565)
22,204,470
Home Furnishings — 0.3%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
2,778,000 2,708,569
144A,3.875%, 10/15/31
2,814,000 2,640,087
Whirlpool Corp.
4.75%, 2/26/29
2,487,000 2,473,360
6.125%, 6/15/30
2,154,000 2,177,242
6.50%, 6/15/33
2,110,000 2,098,262
(Cost $12,184,526)
12,097,520
Housewares — 0.6%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
2,726,000 1,848,352
Central Garden & Pet Co.
4.125%, 10/15/30 (a)
1,776,000 1,704,243
144A,4.125%, 4/30/31
1,425,000 1,347,342
Newell Brands, Inc.
6.375%, 9/15/27
1,776,000 1,781,254
144A,8.50%, 6/1/28
4,521,000 4,717,555
6.625%, 9/15/29
1,854,000 1,828,136
6.375%, 5/15/30 (a)
2,638,000 2,541,642
6.625%, 5/15/32 (a)
1,678,000 1,584,271
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)
1,467,000 1,438,291
4.00%, 4/1/31
1,630,000 1,529,497

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
4.375%, 2/1/32
1,421,000 1,332,598
(Cost $22,991,109)
21,653,181
Leisure Time — 1.5%
Carnival Corp.
144A,5.125%, 5/1/29
4,025,000 4,061,193
144A,5.75%, 3/15/30
3,517,000 3,616,855
144A,5.875%, 6/15/31
3,517,000 3,624,026
144A,5.75%, 8/1/32
10,776,000 11,060,088
144A,6.125%, 2/15/33
7,034,000 7,250,042
Life Time, Inc.,144A,6.00%,
11/15/31
1,758,000 1,797,358
NCL Corp. Ltd.
144A,7.75%, 2/15/29
2,135,000 2,266,704
144A,5.875%, 1/15/31
4,245,000 4,191,866
144A,6.75%, 2/1/32
6,349,000 6,447,886
144A,6.25%, 9/15/33
3,004,000 2,970,408
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
1,783,000 1,829,757
Sabre GLBL, Inc.
144A,10.75%, 11/15/29
2,899,000 2,553,093
144A,11.125%, 7/15/30
4,658,000 4,034,713
Viking Cruises Ltd.,144A,5.875%,
10/15/33
5,979,000 6,079,669
(Cost $62,516,536)
61,783,658
Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/1/27
3,530,000 3,529,781
144A,4.75%, 6/15/31
3,165,000 3,086,058
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
1,688,000 1,693,878
144A,5.875%, 4/1/29
1,959,000 2,007,558
144A,3.75%, 5/1/29
2,842,000 2,759,346
4.875%, 1/15/30
3,517,000 3,527,270
144A,4.00%, 5/1/31
3,622,000 3,462,502
144A,3.625%, 2/15/32
5,439,000 5,059,402
144A,6.125%, 4/1/32
1,624,000 1,685,210
144A,5.875%, 3/15/33
3,583,000 3,697,280
144A,5.75%, 9/15/33
3,585,000 3,676,830
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.
144A,5.00%, 6/1/29
2,989,000 2,874,015
144A,4.875%, 7/1/31
1,724,000 1,598,317
144A,6.625%, 1/15/32
3,165,000 3,225,635
Marriott Ownership Resorts, Inc.
144A,4.50%, 6/15/29 (a)
1,801,000 1,711,221
144A,6.50%, 10/1/33
2,039,000 1,940,465
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
2,099,000 2,096,323
144A,5.75%, 7/21/28
3,066,000 3,057,444
144A,5.375%, 12/4/29
4,156,000 4,031,272
Principal
Amount $ Value $
144A,7.625%, 4/17/32
2,674,000 2,787,856
144A,6.50%, 9/24/33
1,758,000 1,741,947
MGM Resorts International
5.50%, 4/15/27
2,445,000 2,463,624
4.75%, 10/15/28 (a)
2,638,000 2,625,873
6.125%, 9/15/29
3,270,000 3,344,844
6.50%, 4/15/32 (a)
2,548,000 2,617,043
Station Casinos LLC
144A,4.50%, 2/15/28
2,463,000 2,439,116
144A,4.625%, 12/1/31
1,686,000 1,596,901
144A,6.625%, 3/15/32
1,806,000 1,850,819
Studio City Finance Ltd.
144A,6.50%, 1/15/28
1,806,000 1,804,827
144A,5.00%, 1/15/29
3,702,000 3,508,196
Travel + Leisure Co.
6.00%, 4/1/27
1,432,000 1,455,121
144A,4.50%, 12/1/29
2,286,000 2,231,909
144A,6.125%, 9/1/33
1,783,000 1,812,391
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
3,167,000 3,181,077
(Cost $91,030,375)
90,181,351
Retail — 4.4%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
5,451,000 5,391,255
144A,4.375%, 1/15/28
2,663,000 2,642,514
144A,3.50%, 2/15/29
2,638,000 2,550,214
144A,6.125%, 6/15/29
4,220,000 4,356,382
144A,5.625%, 9/15/29
1,758,000 1,793,628
144A,4.00%, 10/15/30
10,224,000 9,751,976
Advance Auto Parts, Inc.
3.90%, 4/15/30
1,677,000 1,542,526
144A,7.00%, 8/1/30
3,591,000 3,667,993
144A,7.375%, 8/1/33 (a)
3,401,000 3,467,439
Asbury Automotive Group, Inc.
4.50%, 3/1/28
1,452,000 1,445,848
144A,4.625%, 11/15/29
2,842,000 2,790,208
4.75%, 3/1/30
1,406,000 1,381,539
144A,5.00%, 2/15/32
2,172,000 2,115,645
Bath & Body Works, Inc.
5.25%, 2/1/28
1,579,000 1,584,926
7.50%, 6/15/29
1,718,000 1,754,182
144A,6.625%, 10/1/30
3,019,000 3,070,601
EG Global Finance
PLC,144A,12.00%, 11/30/28
3,922,000 4,280,875
Ferrellgas LP / Ferrellgas
Finance Corp.,144A,9.25%,
1/15/31
2,310,000 2,334,849
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
3,517,000 3,389,648

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.75%, 1/15/30 (a)
4,396,000 4,103,164
FirstCash, Inc.
144A,4.625%, 9/1/28
1,758,000 1,742,063
144A,5.625%, 1/1/30
1,933,000 1,946,647
144A,6.875%, 3/1/32
1,777,000 1,849,933
Gap, Inc.
144A,3.625%, 10/1/29
2,663,000 2,529,589
144A,3.875%, 10/1/31
2,638,000 2,459,960
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
1,846,000 1,775,003
144A,8.75%, 1/15/32 (a)
1,846,000 1,746,596
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
2,673,000 2,620,667
144A,6.375%, 1/15/30
1,781,000 1,832,939
Kohl's Corp.,5.125%, 5/1/31
1,758,000 1,518,662
LBM Acquisition LLC
144A,6.25%, 1/15/29 (a)
2,552,000 2,284,816
144A,9.50%, 6/15/31
3,340,000 3,446,780
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
3,587,000 3,534,621
144A,8.25%, 8/1/31
2,885,000 3,046,280
Lithia Motors, Inc.
144A,4.625%, 12/15/27
1,407,000 1,409,986
144A,3.875%, 6/1/29
2,814,000 2,713,594
144A,5.50%, 10/1/30
2,001,000 2,012,460
144A,4.375%, 1/15/31
1,959,000 1,881,655
Macy's Retail Holdings LLC
144A,6.125%, 3/15/32 (a)
1,595,000 1,604,361
144A,7.375%, 8/1/33 (a)
1,798,000 1,894,062
Michaels Cos., Inc.
144A,5.25%, 5/1/28
2,989,000 2,831,385
144A,7.875%, 5/1/29
3,403,000 3,106,105
Murphy Oil USA, Inc.
4.75%, 9/15/29
1,783,000 1,770,649
144A,3.75%, 2/15/31
1,776,000 1,667,523
Nordstrom, Inc.
4.375%, 4/1/30
1,758,000 1,661,282
4.25%, 8/1/31 (a)
1,495,000 1,379,149
Park River Holdings, Inc.
144A,8.75%, 12/31/30
1,893,000 1,840,942
144A,8.00%, 3/15/31
2,812,000 2,907,318
PetSmart LLC / PetSmart
Finance Corp.
144A,7.50%, 9/15/32
6,878,000 6,947,867
144A,10.00%, 9/15/33
2,643,000 2,709,130
QVC, Inc.,144A,6.875%, 4/15/29
2,175,000 910,727
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
7,910,000 8,280,315
Saks Global Enterprises LLC
144A,11.00%, 12/15/29
3,308,000 1,179,313
144A,11.00%, 12/15/29
1,570,000 337,550
Principal
Amount $ Value $
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
2,286,000 2,237,155
144A,4.875%, 11/15/31
1,758,000 1,693,357
Staples, Inc.
144A,10.75%, 9/1/29
8,704,000 8,598,167
144A,12.75%, 1/15/30
2,905,624 2,304,722
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
2,285,000 2,194,812
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
1,600,000 1,695,741
Yum! Brands, Inc.
144A,4.75%, 1/15/30
2,887,000 2,899,108
3.625%, 3/15/31
3,760,000 3,569,819
4.625%, 1/31/32
3,708,000 3,656,349
5.375%, 4/1/32
3,628,000 3,686,657
(Cost $179,686,684)
177,331,228
Consumer, Non-cyclical
— 16.6%
Agriculture — 0.1%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
1,809,000 1,811,411
144A,6.00%, 6/15/30
3,553,000 3,611,397
(Cost $5,380,564)
5,422,808
Beverages — 0.1%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
2,539,000 2,561,478
144A,4.375%, 4/30/29
2,671,000 2,593,240
(Cost $5,194,117)
5,154,718
Commercial Services — 5.4%
ADT Security (The) Corp.
144A,4.125%, 8/1/29
3,517,000 3,426,149
144A,5.875%, 10/15/33
3,535,000 3,596,703
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
4,921,000 5,127,456
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
8,265,000 8,708,640
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,6.00%, 6/1/29 (a)
3,621,000 3,553,636
144A,6.875%, 6/15/30
3,693,000 3,820,276
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
4,311,000 4,235,073
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,4.75%, 4/1/28
1,786,000 1,743,194
144A,5.375%, 3/1/29 (a)
2,152,000 2,087,665
144A,8.25%, 1/15/30 (a)
2,458,000 2,533,427
144A,8.00%, 2/15/31 (a)
1,758,000 1,796,729

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,8.375%, 6/15/32
2,109,000 2,173,470
Belron UK Finance
PLC,144A,5.75%, 10/15/29
3,921,000 3,990,170
Block, Inc.
144A,5.625%, 8/15/30
4,303,000 4,387,636
3.50%, 6/1/31
3,466,000 3,254,243
6.50%, 5/15/32
7,106,000 7,432,151
144A,6.00%, 8/15/33
3,474,000 3,573,066
Boost Newco Borrower
LLC,144A,7.50%, 1/15/31
7,646,000 8,125,595
Brink's Co.
144A,4.625%, 10/15/27
2,110,000 2,105,167
144A,6.50%, 6/15/29
1,407,000 1,455,089
144A,6.75%, 6/15/32
1,493,000 1,558,265
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
3,238,000 3,138,199
144A,4.875%, 7/1/29
3,235,000 3,060,164
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
3,711,000 3,792,293
144A,8.625%, 5/15/32
2,114,000 2,176,809
144A,8.00%, 3/15/33
1,739,000 1,774,173
Garda World Security Corp.
144A,7.75%, 2/15/28
1,421,000 1,457,906
144A,6.00%, 6/1/29
1,766,000 1,735,529
144A,6.50%, 1/15/31
2,400,000 2,465,756
144A,8.25%, 8/1/32
1,991,000 2,043,369
144A,8.375%, 11/15/32
3,404,000 3,493,079
GEO Group, Inc.
8.625%, 4/15/29
2,331,000 2,464,485
10.25%, 4/15/31
2,197,000 2,412,433
Herc Holdings, Inc.
144A,5.50%, 7/15/27
4,313,000 4,315,539
144A,6.625%, 6/15/29
2,837,000 2,944,312
144A,7.00%, 6/15/30
5,812,000 6,105,692
144A,7.25%, 6/15/33 (a)
3,867,000 4,096,812
Hertz Corp.
144A,4.625%, 12/1/26
1,866,000 1,818,754
144A,12.625%, 7/15/29 (a)
4,394,000 4,393,742
144A,5.00%, 12/1/29
3,533,000 2,434,472
ION Platform Finance US,
Inc.,144A,7.875%, 9/30/32
5,273,000 5,030,795
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
3,517,000 3,437,594
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
4,569,000 4,708,318
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
3,710,000 3,816,996
144A,10.875%, 8/1/29
1,682,000 1,698,381
Service Corp. International
4.625%, 12/15/27
1,751,000 1,749,220
5.125%, 6/1/29
2,638,000 2,651,517
Principal
Amount $ Value $
3.375%, 8/15/30
2,989,000 2,803,807
4.00%, 5/15/31
2,814,000 2,689,096
5.75%, 10/15/32
2,839,000 2,900,504
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
5,800,000 6,037,725
Sotheby's,144A,7.375%, 10/15/27
2,864,000 2,853,159
United Rentals North America,
Inc.
5.50%, 5/15/27
1,719,000 1,720,215
3.875%, 11/15/27
2,637,000 2,611,332
4.875%, 1/15/28
5,931,000 5,935,815
5.25%, 1/15/30
2,637,000 2,674,195
4.00%, 7/15/30
2,637,000 2,549,592
3.875%, 2/15/31
3,867,000 3,699,975
3.75%, 1/15/32
2,637,000 2,479,869
144A,6.125%, 3/15/34
4,026,000 4,209,787
Veritiv Operating
Co.,144A,10.50%, 11/30/30
3,691,000 3,971,453
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
4,396,000 4,636,035
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
1,776,000 1,755,657
144A,6.625%, 6/15/29
1,758,000 1,815,128
144A,6.625%, 4/15/30
1,758,000 1,816,684
144A,7.375%, 10/1/31
1,777,000 1,852,318
(Cost $218,168,761)
216,912,485
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
2,512,000 2,510,751
144A,4.125%, 4/1/29
1,758,000 1,658,716
Opal Bidco SAS,144A,6.50%,
3/31/32
3,869,000 3,991,574
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
2,638,000 2,551,342
6.125%, 9/30/32
2,515,000 2,457,487
Prestige Brands, Inc.
144A,5.125%, 1/15/28
1,421,000 1,424,966
144A,3.75%, 4/1/31
2,110,000 1,968,015
(Cost $16,887,864)
16,562,851
Food — 2.4%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
4,752,000 4,753,714
144A,5.875%, 2/15/28
2,443,000 2,449,462
144A,6.50%, 2/15/28
2,690,000 2,741,379
144A,3.50%, 3/15/29
4,746,000 4,556,221
144A,4.875%, 2/15/30
3,517,000 3,495,167
144A,5.50%, 3/31/31
2,470,000 2,506,842
144A,6.25%, 3/15/33
2,110,000 2,187,682
144A,5.75%, 3/31/34
2,818,000 2,844,247

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
B&G Foods, Inc.
5.25%, 9/15/27 (a)
1,791,000 1,750,948
144A,8.00%, 9/15/28
2,828,000 2,809,068
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31
1,758,000 1,851,431
144A,9.625%, 9/15/32
1,608,000 1,726,164
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
3,573,000 3,737,279
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
1,758,000 1,760,675
144A,4.125%, 1/31/30
3,436,000 3,337,055
144A,4.375%, 1/31/32
2,462,000 2,358,877
Performance Food Group, Inc.
144A,5.50%, 10/15/27
3,506,000 3,509,484
144A,4.25%, 8/1/29
3,517,000 3,457,089
144A,6.125%, 9/15/32
3,517,000 3,622,658
Pilgrim's Pride Corp.
3.50%, 3/1/32
3,128,000 2,896,200
6.25%, 7/1/33
3,244,000 3,482,745
6.875%, 5/15/34
1,783,000 1,980,954
Post Holdings, Inc.
144A,5.50%, 12/15/29
4,342,000 4,347,420
144A,4.625%, 4/15/30
4,872,000 4,750,660
144A,4.50%, 9/15/31
3,604,000 3,402,012
144A,6.25%, 2/15/32
3,517,000 3,635,934
144A,6.375%, 3/1/33
4,113,000 4,173,321
144A,6.25%, 10/15/34
2,072,000 2,109,590
US Foods, Inc.
144A,6.875%, 9/15/28
1,783,000 1,846,384
144A,4.75%, 2/15/29
3,207,000 3,195,559
144A,4.625%, 6/1/30
1,789,000 1,767,433
144A,7.25%, 1/15/32
1,781,000 1,878,695
144A,5.75%, 4/15/33
1,831,000 1,868,534
(Cost $97,029,790)
96,790,883
Healthcare-Products — 1.3%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
5,451,000 5,403,878
144A,3.875%, 11/1/29
2,814,000 2,688,453
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
4,810,000 5,020,437
Hologic, Inc.
144A,4.625%, 2/1/28
1,671,000 1,673,757
144A,3.25%, 2/15/29
3,071,000 3,037,512
Medline Borrower LP
144A,3.875%, 4/1/29
15,838,000 15,386,782
144A,5.25%, 10/1/29
8,906,000 8,934,820
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
5,272,000 5,459,525
Principal
Amount $ Value $
Teleflex, Inc.
4.625%, 11/15/27
1,776,000 1,767,930
144A,4.25%, 6/1/28
1,758,000 1,735,580
(Cost $50,432,166)
51,108,674
Healthcare-Services — 4.7%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
1,583,000 1,569,495
144A,5.00%, 4/15/29
1,696,000 1,649,196
144A,7.375%, 3/15/33 (a)
1,934,000 1,973,295
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
1,758,000 1,741,164
144A,3.75%, 3/15/29
1,758,000 1,697,606
144A,4.00%, 3/15/31
1,776,000 1,681,666
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
1,780,000 1,781,306
144A,6.875%, 4/15/29
5,306,000 4,793,567
144A,6.125%, 4/1/30
5,292,000 4,402,536
144A,5.25%, 5/15/30
5,401,000 5,106,837
144A,4.75%, 2/15/31
5,131,000 4,594,756
144A,10.875%, 1/15/32
8,545,000 9,240,349
144A,9.75%, 1/15/34
6,575,000 7,000,593
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
2,286,000 2,396,245
DaVita, Inc.
144A,4.625%, 6/1/30
9,556,000 9,276,704
144A,3.75%, 2/15/31
5,385,000 4,998,533
144A,6.875%, 9/1/32
3,517,000 3,662,579
144A,6.75%, 7/15/33
3,517,000 3,657,539
Encompass Health Corp.
4.50%, 2/1/28
2,492,000 2,489,533
4.75%, 2/1/30
2,892,000 2,883,883
4.625%, 4/1/31
1,441,000 1,422,369
Global Medical Response,
Inc.,144A,7.375%, 10/1/32
3,517,000 3,708,538
IQVIA, Inc.
144A,5.00%, 5/15/27
3,908,000 3,910,467
144A,6.50%, 5/15/30
1,777,000 1,850,125
144A,6.25%, 6/1/32
7,034,000 7,366,110
LifePoint Health, Inc.
144A,5.375%, 1/15/29
1,619,000 1,579,512
144A,9.875%, 8/15/30
2,869,000 3,092,541
144A,11.00%, 10/15/30
4,265,000 4,700,444
144A,8.375%, 2/15/32
2,527,000 2,717,584
144A,10.00%, 6/1/32 (a)
2,823,000 2,987,358
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
2,812,000 2,738,552
144A,3.875%, 11/15/30
2,285,000 2,113,037
144A,6.50%, 2/15/31
2,986,000 3,053,974
144A,3.875%, 5/15/32
2,637,000 2,379,217
144A,6.25%, 1/15/33
2,637,000 2,644,995

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30
2,731,000 2,408,469
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
5,275,000 5,597,487
Radiology Partners,
Inc.,144A,8.50%, 7/15/32
3,165,000 3,291,600
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
1,934,000 1,922,407
Star Parent, Inc.,144A,9.00%,
10/1/30
3,433,000 3,683,437
Team Health Holdings,
Inc.,144A,8.375%, 6/30/28
1,512,000 1,525,982
Tenet Healthcare Corp.
5.125%, 11/1/27
5,329,000 5,333,700
4.625%, 6/15/28
2,167,000 2,169,672
6.125%, 10/1/28
6,218,000 6,249,898
4.25%, 6/1/29
5,037,000 4,941,544
4.375%, 1/15/30
5,100,000 5,001,181
6.125%, 6/15/30
7,356,000 7,528,064
6.75%, 5/15/31
4,796,000 5,000,607
144A,5.50%, 11/15/32
5,222,000 5,308,168
144A,6.00%, 11/15/33
2,600,000 2,686,341
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
3,542,000 3,602,667
(Cost $189,403,257)
189,113,429
Household Products/Wares
— 0.1%
Kronos Acquisition Holdings,
Inc.
144A,8.25%, 6/30/31 (a)
1,977,000 1,327,629
144A,10.75%, 6/30/32
1,581,000 722,763
(Cost $3,183,143)
2,050,392
Pharmaceuticals — 2.1%
1261229 BC Ltd.,144A,10.00%,
4/15/32
15,475,000 16,011,828
AdaptHealth LLC
144A,4.625%, 8/1/29
1,748,000 1,688,210
144A,5.125%, 3/1/30
2,202,000 2,140,335
Bausch Health Americas,
Inc.,144A,8.50%, 1/31/27
2,113,000 2,111,445
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
1,514,000 1,370,859
144A,4.875%, 6/1/28
5,849,000 5,313,614
144A,11.00%, 9/30/28
6,238,000 6,526,216
144A,5.00%, 2/15/29
1,589,000 1,266,087
144A,6.25%, 2/15/29
2,887,000 2,369,446
144A,5.25%, 1/30/30
2,739,000 2,015,699
144A,5.25%, 2/15/31
1,627,000 1,106,807
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
3,520,000 3,666,171
Grifols SA,144A,4.75%, 10/15/28
2,479,000 2,425,705
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,12.25%, 4/15/29
2,842,000 3,076,292
Principal
Amount $ Value $
144A,4.875%, 6/1/29 (a)
2,132,000 2,003,404
Jazz Securities
DAC,144A,4.375%, 1/15/29
5,275,000 5,211,936
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
7,385,000 7,203,265
144A,5.125%, 4/30/31
6,184,000 5,183,520
144A,6.75%, 5/15/34
1,776,000 1,600,436
144A,7.875%, 5/15/34 (a)
1,808,000 1,522,670
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
1,583,000 1,123,102
144A,6.625%, 4/1/30 (a)
2,012,000 1,292,038
Teva Pharmaceutical Finance
Netherlands III BV
6.75%, 3/1/28
4,395,000 4,565,917
6.00%, 12/1/32
1,776,000 1,865,935
Teva Pharmaceutical Finance
Netherlands IV BV,5.75%,
12/1/30
2,462,000 2,557,164
(Cost $89,858,446)
85,218,101
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Stena International SA
144A,7.25%, 1/15/31
2,870,000 2,927,486
144A,7.625%, 2/15/31
1,551,000 1,595,925
(Cost $4,558,747)
4,523,411
Energy — 10.4%
Oil & Gas — 5.0%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
3,515,000 3,675,502
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,5.875%, 6/30/29 (a)
1,761,000 1,768,261
144A,6.625%, 10/15/32
2,106,000 2,155,805
144A,6.625%, 7/15/33
1,777,000 1,812,450
Baytex Energy Corp.
144A,8.50%, 4/30/30
2,670,000 2,818,083
144A,7.375%, 3/15/32
2,048,000 2,082,073
California Resources Corp.
144A,8.25%, 6/15/29
3,164,000 3,312,835
144A,7.00%, 1/15/34
1,429,000 1,426,534
Chord Energy Corp.
144A,6.00%, 10/1/30
2,400,000 2,421,502
144A,6.75%, 3/15/33
2,850,000 2,944,227
Civitas Resources, Inc.
144A,8.375%, 7/1/28
4,746,000 4,900,686
144A,8.625%, 11/1/30
3,553,000 3,724,553
144A,8.75%, 7/1/31
4,746,000 4,948,146
144A,9.625%, 6/15/33
2,615,000 2,822,404

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CNX Resources Corp.
144A,6.00%, 1/15/29
1,758,000 1,765,802
144A,7.375%, 1/15/31
1,758,000 1,826,226
144A,7.25%, 3/1/32
2,132,000 2,224,983
Comstock Resources, Inc.
144A,6.75%, 3/1/29
4,302,000 4,318,356
144A,6.75%, 3/1/29
1,656,000 1,648,061
144A,5.875%, 1/15/30
3,355,000 3,262,347
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
1,544,000 1,602,589
144A,7.625%, 4/1/32
3,868,000 3,769,100
144A,7.375%, 1/15/33
3,515,000 3,333,580
144A,8.375%, 1/15/34
2,109,000 2,081,457
CVR Energy, Inc.
144A,5.75%, 2/15/28
1,406,000 1,386,840
144A,8.50%, 1/15/29
2,109,000 2,170,532
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
2,177,000 2,194,949
144A,5.75%, 2/1/29
1,988,000 1,953,926
144A,6.00%, 4/15/30
1,793,000 1,735,471
144A,6.00%, 2/1/31
2,112,000 1,994,918
144A,6.25%, 4/15/32
1,758,000 1,655,645
144A,8.375%, 11/1/33
2,219,000 2,276,603
144A,7.25%, 2/15/35
3,515,000 3,346,483
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
2,561,000 2,687,147
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
1,407,000 980,668
144A,8.75%, 10/1/31 (a)
1,795,000 1,051,394
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
2,290,351 2,306,956
144A,REGS, 6.75%, 6/30/30
1,875,523 1,905,086
Matador Resources Co.
144A,6.875%, 4/15/28
1,776,000 1,820,432
144A,6.50%, 4/15/32
3,164,000 3,215,627
144A,6.25%, 4/15/33
2,637,000 2,640,043
Medco Cypress Tree Pte
Ltd.,144A,8.625%, 5/19/30
1,412,000 1,486,866
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
1,717,000 1,795,975
Murphy Oil Corp.,6.00%, 10/1/32
(a)
2,072,000 2,055,932
Nabors Industries,
Inc.,144A,7.625%, 11/15/32
2,470,000 2,396,477
Noble Finance II
LLC,144A,8.00%, 4/15/30
4,921,000 5,116,069
Northern Oil & Gas, Inc.
144A,8.75%, 6/15/31
1,793,000 1,835,577
144A,7.875%, 10/15/33
2,589,000 2,521,752
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
2,818,000 2,789,560
Principal
Amount $ Value $
144A,9.875%, 3/15/30
2,812,000 2,958,203
144A,7.875%, 9/15/30 (a)
1,636,000 1,612,507
Permian Resources Operating
LLC
144A,5.875%, 7/1/29
2,461,000 2,470,800
144A,7.00%, 1/15/32
3,515,000 3,663,073
144A,6.25%, 2/1/33
3,515,000 3,605,118
Puma International Financing
SA,144A,7.75%, 4/25/29
2,068,000 2,136,593
Range Resources Corp.
8.25%, 1/15/29
2,147,000 2,191,469
144A,4.75%, 2/15/30
1,781,000 1,758,545
SM Energy Co.
6.625%, 1/15/27
1,475,000 1,480,959
6.50%, 7/15/28
1,446,000 1,463,589
144A,6.75%, 8/1/29
2,665,000 2,663,736
144A,7.00%, 8/1/32 (a)
2,637,000 2,582,120
Sunoco LP
144A,7.00%, 5/1/29
2,637,000 2,746,939
144A,4.50%, 10/1/29
2,877,000 2,810,343
144A,4.625%, 5/1/30
2,879,000 2,808,460
144A,5.625%, 3/15/31
3,593,000 3,615,686
144A,7.25%, 5/1/32
2,686,000 2,836,724
144A,6.625%, 8/15/32
1,789,000 1,845,661
144A,6.25%, 7/1/33
3,401,000 3,495,591
144A,5.875%, 3/15/34
3,248,000 3,271,132
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
1,632,000 1,635,595
144A,7.00%, 9/15/28
1,758,000 1,817,048
4.50%, 5/15/29
2,812,000 2,758,231
4.50%, 4/30/30
2,811,000 2,739,237
Talos Production, Inc.
144A,9.00%, 2/1/29
2,197,000 2,292,954
144A,9.375%, 2/1/31
2,197,000 2,316,642
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
2,486,000 2,445,303
Transocean International Ltd.
144A,8.25%, 5/15/29
3,199,000 3,256,477
144A,8.50%, 5/15/31
3,164,000 3,192,188
144A,7.875%, 10/15/32
1,820,000 1,898,442
Vital Energy, Inc.,144A,7.875%,
4/15/32 (a)
3,525,000 3,418,784
(Cost $201,885,125)
201,754,639
Oil & Gas Services — 0.7%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
2,864,000 2,891,179
144A,6.625%, 9/1/32
2,461,000 2,536,181
Kodiak Gas Services LLC
144A,7.25%, 2/15/29
2,575,000 2,686,698
144A,6.50%, 10/1/33
2,750,000 2,807,060
144A,6.75%, 10/1/35
2,215,000 2,277,343

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
USA Compression Partners LP
/ USA Compression Finance
Corp.
144A,7.125%, 3/15/29
3,578,000 3,721,707
144A,6.25%, 10/1/33
2,637,000 2,662,429
WBI Operating LLC
144A,6.25%, 10/15/30
2,900,000 2,903,393
144A,6.50%, 10/15/33
2,109,000 2,109,591
Weatherford International
Ltd.,144A,6.75%, 10/15/33
4,286,000 4,389,434
(Cost $28,835,123)
28,985,015
Pipelines — 4.7%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
2,326,000 2,330,352
144A,5.375%, 6/15/29
2,637,000 2,647,687
144A,6.625%, 2/1/32
2,138,000 2,217,673
144A,5.75%, 10/15/33
2,334,000 2,347,103
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
1,801,000 1,879,702
144A,7.25%, 7/15/32
1,758,000 1,870,684
Buckeye Partners LP
3.95%, 12/1/26
2,152,000 2,139,779
4.125%, 12/1/27
1,425,000 1,410,395
144A,4.50%, 3/1/28
1,783,000 1,774,760
144A,6.875%, 7/1/29
2,138,000 2,228,540
144A,6.75%, 2/1/30
1,758,000 1,842,428
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
4,921,000 4,884,546
144A,7.50%, 12/15/33
1,781,000 1,930,631
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,8.625%, 3/15/29
3,619,000 3,795,918
144A,7.375%, 6/30/33
2,487,000 2,549,881
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
2,422,000 2,440,020
8.25%, 1/15/29
1,997,000 2,087,298
8.875%, 4/15/30
1,776,000 1,877,522
7.875%, 5/15/32
2,395,000 2,472,471
8.00%, 5/15/33
2,182,000 2,252,810
Global Partners LP / GLP
Finance Corp.
144A,8.25%, 1/15/32
1,399,000 1,467,939
144A,7.125%, 7/1/33
1,704,000 1,732,038
Golar LNG Ltd.,144A,7.50%,
10/2/30
1,786,000 1,733,038
Harvest Midstream I LP
144A,7.50%, 9/1/28
2,839,000 2,881,349
144A,7.50%, 5/15/32
1,758,000 1,828,142
Principal
Amount $ Value $
Hess Midstream Operations LP
144A,5.875%, 3/1/28
2,812,000 2,861,190
144A,5.125%, 6/15/28
2,094,000 2,095,864
144A,6.50%, 6/1/29
2,152,000 2,228,329
144A,4.25%, 2/15/30
2,595,000 2,535,064
144A,5.50%, 10/15/30
1,406,000 1,421,578
Howard Midstream Energy
Partners LLC
144A,7.375%, 7/15/32
2,163,000 2,284,750
144A,6.625%, 1/15/34
2,637,000 2,705,124
ITT Holdings LLC,144A,6.50%,
8/1/29
4,304,000 4,175,126
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
3,164,000 3,257,297
144A,8.375%, 2/15/32 (a)
4,503,000 4,672,025
NuStar Logistics LP
5.625%, 4/28/27
1,968,000 1,993,730
6.375%, 10/1/30
2,109,000 2,210,972
Prairie Acquiror LP,144A,9.00%,
8/1/29
1,250,000 1,294,268
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
1,961,000 1,963,045
144A,6.75%, 3/15/33
1,783,000 1,872,927
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
2,686,000 2,686,379
144A,7.375%, 2/15/29
2,814,000 2,922,694
144A,6.00%, 12/31/30
2,303,000 2,297,016
144A,6.00%, 9/1/31
1,678,000 1,659,636
144A,6.75%, 3/15/34
2,481,000 2,485,706
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
4,394,000 4,134,831
144A,6.25%, 1/15/30
3,553,000 3,589,955
144A,4.125%, 8/15/31
4,394,000 4,028,899
144A,3.875%, 11/1/33
4,394,000 3,850,553
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
7,999,000 8,198,727
144A,9.50%, 2/1/29
10,551,000 11,134,370
144A,7.00%, 1/15/30 (a)
5,273,000 5,176,716
144A,8.375%, 6/1/31 (a)
7,910,000 7,934,837
144A,9.875%, 2/1/32 (a)
7,031,000 7,324,593
Venture Global Plaquemines
LNG LLC
144A,7.50%, 5/1/33
4,511,000 4,918,415
144A,6.50%, 1/15/34
7,056,000 7,302,664
144A,7.75%, 5/1/35
4,419,000 4,926,231
144A,6.75%, 1/15/36
7,060,000 7,404,545
(Cost $186,383,350)
186,170,762

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Financial — 13.2%
Banks — 0.1%
Banco Votorantim
SA,144A,5.875%, 4/8/28
2,180,000 2,214,335
Freedom Mortgage Corp.
144A,6.625%, 1/15/27
2,231,000 2,238,670
144A,12.25%, 10/1/30
1,818,000 2,019,531
(Cost $6,404,992)
6,472,536
Diversified Financial Services
— 5.6%
AG Issuer LLC,144A,6.25%,
3/1/28
1,760,000 1,767,191
Ally Financial, Inc.,6.70%,
2/14/33 (a)
1,758,000 1,841,650
Aretec Group, Inc.
144A,7.50%, 4/1/29
1,701,000 1,717,049
144A,10.00%, 8/15/30
2,363,000 2,566,936
Azorra Finance Ltd.
144A,7.75%, 4/15/30
1,933,000 2,042,085
144A,7.25%, 1/15/31
1,933,000 2,022,523
Bread Financial Holdings,
Inc.,144A,6.75%, 5/15/31
1,850,000 1,890,948
Burford Capital Global Finance
LLC
144A,9.25%, 7/1/31
2,366,000 2,461,518
144A,7.50%, 7/15/33
1,801,000 1,762,981
Coinbase Global, Inc.
144A,3.375%, 10/1/28
3,405,000 3,222,789
144A,3.625%, 10/1/31
2,592,000 2,306,683
Credit Acceptance Corp.
144A,9.25%, 12/15/28
1,977,000 2,077,107
144A,6.625%, 3/15/30
1,758,000 1,748,516
CrossCountry Intermediate
HoldCo LLC
144A,6.50%, 10/1/30
3,100,000 3,143,233
144A,6.75%, 12/1/32
2,149,000 2,174,609
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
1,776,000 1,871,505
144A,8.50%, 5/15/30
1,758,000 1,872,467
144A,6.625%, 4/15/31
1,758,000 1,759,034
Enova International, Inc.
144A,11.25%, 12/15/28
1,336,000 1,426,086
144A,9.125%, 8/1/29
1,758,000 1,858,647
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
3,553,000 3,673,763
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
4,052,000 4,251,337
144A,9.125%, 5/15/31
2,549,000 2,730,644
144A,8.375%, 4/1/32
2,286,000 2,403,363
144A,7.875%, 4/1/33
1,758,000 1,818,375
GGAM Finance Ltd.
144A,8.00%, 2/15/27
2,503,000 2,564,674
Principal
Amount $ Value $
144A,8.00%, 6/15/28
2,109,000 2,235,932
144A,6.875%, 4/15/29
1,406,000 1,462,423
144A,5.875%, 3/15/30
1,425,000 1,444,565
goeasy Ltd.
144A,9.25%, 12/1/28
1,907,000 1,965,371
144A,7.625%, 7/1/29
2,134,000 2,117,663
144A,6.875%, 5/15/30
1,406,000 1,347,159
144A,7.375%, 10/1/30
1,431,000 1,386,230
144A,6.875%, 2/15/31
1,582,000 1,494,088
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
2,170,000 2,137,678
144A,7.125%, 4/30/31
4,918,000 5,184,718
144A,6.125%, 11/1/32
6,046,000 6,155,711
144A,6.75%, 5/1/33
6,970,000 7,295,527
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
3,491,000 3,319,215
144A,6.625%, 10/15/31
1,773,000 1,731,873
LD Holdings Group
LLC,144A,6.125%, 4/1/28
1,775,000 1,640,063
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28
3,515,000 3,464,243
144A,5.625%, 1/15/30
1,406,000 1,318,266
Navient Corp.
5.00%, 3/15/27
2,461,000 2,460,806
4.875%, 3/15/28
1,776,000 1,754,993
5.50%, 3/15/29 (a)
2,637,000 2,599,973
9.375%, 7/25/30 (a)
1,776,000 1,969,907
11.50%, 3/15/31
1,801,000 2,014,083
7.875%, 6/15/32 (a)
1,727,000 1,786,587
OneMain Finance Corp.
3.50%, 1/15/27
2,635,000 2,602,768
6.625%, 1/15/28
2,426,000 2,490,175
3.875%, 9/15/28
2,109,000 2,048,360
6.625%, 5/15/29
3,198,000 3,313,192
5.375%, 11/15/29
2,603,000 2,601,075
7.875%, 3/15/30
2,487,000 2,634,494
6.125%, 5/15/30
2,637,000 2,681,536
4.00%, 9/15/30
3,212,000 3,017,409
7.50%, 5/15/31
2,637,000 2,772,637
7.125%, 11/15/31
2,637,000 2,749,832
6.75%, 3/15/32
1,949,000 1,994,388
7.125%, 9/15/32
2,949,000 3,057,865
6.50%, 3/15/33
2,892,000 2,908,369
Osaic Holdings, Inc.
144A,6.75%, 8/1/32
1,525,000 1,583,780
144A,8.00%, 8/1/33
1,539,000 1,586,287
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
2,285,000 2,235,171
144A,7.875%, 12/15/29
2,637,000 2,814,931

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,7.125%, 11/15/30
2,285,000 2,400,185
144A,5.75%, 9/15/31
1,758,000 1,773,423
144A,6.875%, 5/15/32
2,988,000 3,123,945
144A,6.875%, 2/15/33
3,027,000 3,157,246
144A,6.75%, 2/15/34
2,266,000 2,337,057
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
1,764,000 1,804,872
PRA Group, Inc.,144A,8.875%,
1/31/30
1,930,000 2,003,243
Rocket Cos., Inc.
144A,6.50%, 8/1/29
2,415,000 2,508,081
144A,6.125%, 8/1/30
6,846,000 7,111,912
144A,7.125%, 2/1/32
3,358,000 3,534,503
144A,6.375%, 8/1/33
7,240,000 7,590,546
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,3.625%, 3/1/29
2,637,000 2,549,059
144A,3.875%, 3/1/31
4,394,000 4,159,522
144A,4.00%, 10/15/33
2,988,000 2,770,583
SLM Corp.,6.50%, 1/31/30
1,777,000 1,853,678
Stonex Escrow Issuer
LLC,144A,6.875%, 7/15/32
2,197,000 2,275,958
StoneX Group, Inc.,144A,7.875%,
3/1/31
1,933,000 2,048,986
Synchrony Financial,7.25%,
2/2/33
2,637,000 2,826,797
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
1,781,000 1,786,539
144A,5.50%, 4/15/29
2,711,000 2,685,414
UWM Holdings LLC
144A,6.625%, 2/1/30
2,812,000 2,859,852
144A,6.25%, 3/15/31
3,478,000 3,495,655
(Cost $225,679,311)
227,012,112
Insurance — 2.5%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
3,656,000 3,808,112
144A,4.25%, 2/15/29
2,548,000 2,477,037
144A,8.50%, 6/15/29
1,896,000 1,989,858
144A,6.00%, 8/1/29
1,802,000 1,777,119
144A,7.50%, 11/6/30
4,053,000 4,211,845
144A,6.75%, 7/1/32
1,737,000 1,780,606
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
2,674,000 2,639,518
144A,6.75%, 10/15/27
4,520,000 4,538,442
144A,6.75%, 4/15/28
4,465,000 4,550,107
144A,5.875%, 11/1/29
1,599,000 1,586,827
144A,7.00%, 1/15/31
5,000,000 5,199,625
144A,6.50%, 10/1/31
3,565,000 3,671,825
144A,7.375%, 10/1/32
2,481,000 2,568,019
Principal
Amount $ Value $
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
2,637,000 2,711,508
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
4,535,000 4,745,347
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
5,378,000 5,549,472
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
3,515,000 3,607,114
144A,8.125%, 2/15/32
1,758,000 1,784,409
HUB International Ltd.
144A,5.625%, 12/1/29
1,933,000 1,941,012
144A,7.25%, 6/15/30
11,513,000 12,073,107
144A,7.375%, 1/31/32
6,679,000 6,953,694
Jones Deslauriers Insurance
Management, Inc.
144A,8.50%, 3/15/30
2,394,000 2,507,748
144A,6.875%, 10/1/33
1,470,000 1,455,946
Panther Escrow Issuer
LLC,144A,7.125%, 6/1/31
10,546,000 10,914,020
Ryan Specialty LLC
144A,4.375%, 2/1/30
1,406,000 1,379,130
144A,5.875%, 8/1/32
4,218,000 4,315,187
(Cost $99,443,230)
100,736,634
Investment Companies — 0.2%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.25%, 5/15/27
4,849,000 4,790,782
4.375%, 2/1/29
2,312,000 2,015,744
(Cost $7,111,445)
6,806,526
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
2,252,197 2,263,690
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)
1,822,000 1,759,095
144A,5.25%, 4/15/30
1,595,000 1,487,901
144A,9.75%, 4/15/30
1,777,000 1,931,954
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
2,316,000 2,343,285
144A,8.875%, 9/1/31
1,425,000 1,529,039
Howard Hughes Corp.
144A,5.375%, 8/1/28
2,637,000 2,644,189
144A,4.125%, 2/1/29
2,310,000 2,244,418
144A,4.375%, 2/1/31
2,310,000 2,208,942
Hunt Cos., Inc.,144A,5.25%,
4/15/29
2,232,000 2,181,946
Kennedy-Wilson, Inc.
4.75%, 3/1/29
2,109,000 2,045,496
4.75%, 2/1/30
2,109,000 2,020,633

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
5.00%, 3/1/31 (a)
2,127,000 2,042,558
(Cost $26,833,818)
26,703,146
Real Estate Investment Trusts
— 1.0%
Arbor Realty SR,
Inc.,144A,7.875%, 7/15/30
1,776,000 1,784,425
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
1,582,000 1,661,378
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
1,429,000 1,445,399
Iron Mountain, Inc.,144A,6.25%,
1/15/33
4,218,000 4,316,314
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.,5.50%, 8/1/30
1,727,000 1,767,213
Millrose Properties, Inc.
144A,6.375%, 8/1/30
4,534,000 4,628,684
144A,6.25%, 9/15/32
2,576,000 2,607,288
MPT Operating Partnership
LP / MPT Finance
Corp.,144A,8.50%, 2/15/32
5,273,000 5,577,431
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
1,386,000 1,421,053
RHP Hotel Properties LP / RHP
Finance Corp.,144A,6.50%,
6/15/33
2,178,000 2,264,920
Rithm Capital Corp.,144A,8.00%,
7/15/30
1,751,000 1,786,248
Starwood Property Trust, Inc.
144A,5.25%, 10/15/28
1,786,000 1,799,511
144A,6.50%, 7/1/30
1,783,000 1,867,336
144A,6.50%, 10/15/30
1,758,000 1,836,959
144A,5.75%, 1/15/31
1,933,000 1,967,016
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC,144A,8.625%,
6/15/32 (a)
2,110,000 2,025,214
(Cost $38,288,720)
38,756,389
REITS — 2.9%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29 (a)
1,776,000 1,726,881
Brandywine Operating
Partnership LP
3.95%, 11/15/27
1,599,000 1,580,617
8.875%, 4/12/29
1,933,000 2,095,198
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
1,750,000 1,726,106
Diversified Healthcare Trust
4.75%, 2/15/28 (a)
1,801,000 1,728,806
4.375%, 3/1/31
1,743,000 1,535,533
Principal
Amount $ Value $
Hudson Pacific Properties LP
3.95%, 11/1/27
1,377,000 1,314,242
4.65%, 4/1/29 (a)
1,781,000 1,640,835
3.25%, 1/15/30
1,406,000 1,185,224
Iron Mountain, Inc.
144A,4.875%, 9/15/27
3,605,000 3,594,980
144A,5.25%, 3/15/28
2,908,000 2,905,087
144A,5.00%, 7/15/28
1,758,000 1,750,564
144A,7.00%, 2/15/29
3,015,000 3,099,369
144A,4.875%, 9/15/29
3,803,000 3,760,389
144A,5.25%, 7/15/30
4,619,000 4,582,531
144A,4.50%, 2/15/31
3,833,000 3,671,924
144A,5.625%, 7/15/32
2,147,000 2,136,680
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
2,226,000 2,206,519
144A,4.75%, 6/15/29
2,194,000 2,164,464
144A,7.00%, 7/15/31
1,808,000 1,918,073
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
4,921,000 4,759,855
4.625%, 8/1/29 (a)
3,164,000 2,667,361
3.50%, 3/15/31
4,579,000 3,360,332
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
2,595,000 2,599,622
144A,4.875%, 5/15/29
2,820,000 2,739,766
144A,7.00%, 2/1/30
1,997,000 2,042,609
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
2,053,500 2,050,385
144A,7.25%, 7/15/28
1,532,000 1,581,729
144A,4.50%, 2/15/29
2,199,000 2,171,030
144A,6.50%, 4/1/32
3,517,000 3,648,244
Rithm Capital Corp.,144A,8.00%,
4/1/29
2,724,000 2,787,058
RLJ Lodging Trust
LP,144A,4.00%, 9/15/29
1,754,000 1,659,123
SBA Communications Corp.
3.875%, 2/15/27
5,314,000 5,293,120
3.125%, 2/1/29
5,275,000 5,046,560
Service Properties Trust
4.95%, 2/15/27
1,406,000 1,404,052
5.50%, 12/15/27
1,625,000 1,593,015
3.95%, 1/15/28
1,406,000 1,325,225
8.375%, 6/15/29
2,461,000 2,419,620
4.95%, 10/1/29 (a)
1,494,000 1,270,082
4.375%, 2/15/30 (a)
1,371,000 1,129,109
144A,8.625%, 11/15/31
3,555,000 3,734,332
8.875%, 6/15/32 (a)
1,749,000 1,686,101

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Starwood Property Trust, Inc.
144A,4.375%, 1/15/27
1,760,000 1,750,058
144A,7.25%, 4/1/29
2,132,000 2,262,137
144A,6.00%, 4/15/30
1,406,000 1,448,901
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
2,487,000 2,296,194
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC
144A,4.75%, 4/15/28
1,978,000 1,951,545
144A,6.50%, 2/15/29 (a)
3,904,000 3,709,166
(Cost $119,771,968)
116,710,353
Venture Capital — 0.2%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29
2,448,000 2,469,322
144A,10.00%, 11/15/29
3,540,000 3,564,334
9.00%, 6/15/30
2,451,000 2,371,405
(Cost $8,490,209)
8,405,061
Industrial — 10.5%
Aerospace/Defense — 2.4%
ATI, Inc.,7.25%, 8/15/30
1,494,000 1,583,200
Bombardier, Inc.
144A,6.00%, 2/15/28
2,672,000 2,682,188
144A,7.50%, 2/1/29
2,690,000 2,809,495
144A,8.75%, 11/15/30
2,637,000 2,850,186
144A,7.25%, 7/1/31 (a)
2,637,000 2,812,158
144A,7.00%, 6/1/32 (a)
2,637,000 2,781,716
144A,6.75%, 6/15/33
2,637,000 2,784,257
Spirit AeroSystems, Inc.
4.60%, 6/15/28
2,461,000 2,475,761
144A,9.375%, 11/30/29
3,198,000 3,362,444
144A,9.75%, 11/15/30
4,275,000 4,689,084
TransDigm, Inc.
144A,6.75%, 8/15/28
7,459,000 7,620,823
4.625%, 1/15/29
4,368,000 4,317,761
144A,6.375%, 3/1/29
9,664,000 9,965,681
4.875%, 5/1/29 (a)
2,938,000 2,922,220
144A,6.875%, 12/15/30
5,097,000 5,317,517
144A,7.125%, 12/1/31
3,643,000 3,823,853
144A,6.625%, 3/1/32
7,733,000 8,047,138
144A,6.00%, 1/15/33
5,348,000 5,472,817
144A,6.375%, 5/31/33
9,316,000 9,572,153
144A,6.25%, 1/31/34
1,757,000 1,822,956
144A,6.75%, 1/31/34
6,970,000 7,287,202
(Cost $93,536,306)
95,000,610
Building Materials — 2.1%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
1,933,000 1,926,549
144A,4.25%, 2/1/32
4,595,000 4,371,115
144A,6.375%, 6/15/32
2,461,000 2,565,162
Principal
Amount $ Value $
144A,6.375%, 3/1/34
3,515,000 3,660,405
144A,6.75%, 5/15/35
2,590,000 2,734,892
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
2,523,000 2,111,903
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
1,818,000 1,461,384
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.
144A,6.625%, 12/15/30
9,755,000 10,121,817
144A,6.75%, 7/15/31
1,776,000 1,862,630
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
1,421,000 1,421,354
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
2,461,000 2,515,580
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
1,743,000 1,650,315
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
13,886,000 14,430,609
144A,6.75%, 3/1/33
5,273,000 5,495,030
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
3,867,000 3,878,976
144A,8.875%, 11/15/31
3,867,000 4,107,601
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32
3,585,000 3,701,441
144A,6.25%, 8/1/33
3,960,000 4,064,485
Standard Industries, Inc.
144A,4.75%, 1/15/28
3,578,000 3,571,055
144A,4.375%, 7/15/30
5,794,000 5,622,834
144A,3.375%, 1/15/31
3,783,000 3,474,053
(Cost $84,756,155)
84,749,190
Electrical Components &
Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
2,053,000 2,029,829
144A,4.375%, 3/31/29
2,783,000 2,651,197
144A,6.00%, 9/15/33
1,407,000 1,329,941
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
4,708,000 4,782,354
144A,6.375%, 3/15/29
3,164,000 3,272,927
144A,6.625%, 3/15/32
2,988,000 3,137,818
144A,6.375%, 3/15/33
2,912,000 3,055,142
(Cost $20,353,809)
20,259,208
Electronics — 0.4%
Imola Merger Corp.,144A,4.75%,
5/15/29
7,131,000 7,049,716
Sensata Technologies BV
144A,4.00%, 4/15/29
2,289,000 2,237,360
144A,5.875%, 9/1/30
1,836,000 1,863,006
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
1,600,000 1,563,915

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.75%, 2/15/31
2,574,000 2,410,587
144A,6.625%, 7/15/32 (a)
1,823,000 1,907,602
(Cost $16,979,546)
17,032,186
Engineering & Construction
— 0.8%
AECOM,144A,6.00%, 8/1/33
4,218,000 4,339,120
Arcosa, Inc.
144A,4.375%, 4/15/29
1,406,000 1,379,101
144A,6.875%, 8/15/32
2,109,000 2,217,757
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
5,045,000 4,953,720
Fluor Corp.,4.25%, 9/15/28 (a)
1,779,000 1,775,635
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
2,989,000 3,102,960
IHS Holding Ltd.
144A,6.25%, 11/29/28
1,758,000 1,752,241
144A,7.875%, 5/29/30
1,934,000 1,973,745
144A,8.25%, 11/29/31
2,306,000 2,400,605
TopBuild Corp.
144A,3.625%, 3/15/29
1,406,000 1,357,698
144A,4.125%, 2/15/32
1,758,000 1,677,760
144A,5.625%, 1/31/34
2,637,000 2,674,990
(Cost $29,308,950)
29,605,332
Environmental Control — 0.7%
Clean Harbors, Inc.
144A,6.375%, 2/1/31
1,777,000 1,827,792
144A,5.75%, 10/15/33
2,619,000 2,678,808
GFL Environmental, Inc.
144A,4.00%, 8/1/28
2,637,000 2,587,550
144A,4.75%, 6/15/29
2,637,000 2,636,217
144A,4.375%, 8/15/29
1,958,000 1,933,332
144A,6.75%, 1/15/31
3,515,000 3,694,522
Madison IAQ LLC
144A,4.125%, 6/30/28
2,505,000 2,461,083
144A,5.875%, 6/30/29
3,597,000 3,560,358
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
2,988,000 3,115,304
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
1,758,000 1,848,688
(Cost $26,023,528)
26,343,654
Machinery-Construction &
Mining — 0.2%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
1,410,000 1,386,885
144A,4.125%, 4/15/29
1,400,000 1,375,066
Terex Corp.
144A,5.00%, 5/15/29
2,109,000 2,097,036
144A,6.25%, 10/15/32
2,662,000 2,720,040
(Cost $7,466,808)
7,579,027
Principal
Amount $ Value $
Machinery-Diversified — 0.3%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
3,555,000 3,746,081
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
1,651,000 1,756,150
SPX FLOW, Inc.,144A,8.75%,
4/1/30
1,738,000 1,787,749
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27 (a)
5,534,000 5,562,306
(Cost $12,768,890)
12,852,286
Miscellaneous Manufacturing
— 0.6%
Avient Corp.
144A,7.125%, 8/1/30
2,549,000 2,633,897
144A,6.25%, 11/1/31
2,285,000 2,334,086
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
3,643,000 3,764,203
144A,6.25%, 3/15/33
2,511,000 2,613,278
Entegris, Inc.
144A,4.375%, 4/15/28
1,450,000 1,439,875
144A,4.75%, 4/15/29
5,624,000 5,618,460
144A,3.625%, 5/1/29
1,435,000 1,370,598
144A,5.95%, 6/15/30
3,146,000 3,223,801
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
2,138,000 2,227,668
(Cost $24,723,080)
25,225,866
Packaging & Containers
— 2.0%
Ardagh Group SA,144A,9.50%,
12/1/30
5,495,000 5,928,050
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
2,329,000 2,329,000
144A,3.25%, 9/1/28 (a)
2,203,000 2,122,630
144A,4.00%, 9/1/29 (a)
3,644,000 3,394,330
Ball Corp.
6.00%, 6/15/29
3,515,000 3,622,053
2.875%, 8/15/30
4,570,000 4,217,676
3.125%, 9/15/31
2,995,000 2,751,724
5.50%, 9/15/33
2,637,000 2,688,514
Clydesdale Acquisition Holdings,
Inc.
144A,6.875%, 1/15/30
1,783,000 1,812,526
144A,6.75%, 4/15/32
4,987,000 5,036,167
Crown Americas LLC
5.25%, 4/1/30
1,758,000 1,796,404
144A,5.875%, 6/1/33
2,461,000 2,521,622
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
1,607,000 1,553,603

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.75%, 2/1/30
1,431,000 1,356,409
144A,6.375%, 7/15/32 (a)
1,776,000 1,808,242
LABL, Inc.
144A,5.875%, 11/1/28 (a)
1,758,000 1,199,697
144A,8.25%, 11/1/29
1,634,000 623,984
144A,8.625%, 10/1/31
3,340,000 2,042,817
Mauser Packaging Solutions
Holding Co.
144A,9.25%, 4/15/27
4,723,000 4,465,387
144A,7.875%, 4/15/30 (a)
9,583,000 9,311,034
OI European Group
BV,144A,4.75%, 2/15/30
1,406,000 1,359,794
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
2,115,000 2,120,907
144A,7.25%, 5/15/31 (a)
2,426,000 2,459,357
Sealed Air Corp.
144A,4.00%, 12/1/27
1,494,000 1,491,894
144A,6.125%, 2/1/28
2,724,000 2,771,978
144A,5.00%, 4/15/29
1,519,000 1,530,748
144A,7.25%, 2/15/31
1,521,000 1,585,842
144A,6.50%, 7/15/32
1,406,000 1,456,481
Silgan Holdings, Inc.,4.125%,
2/1/28
2,004,000 1,984,381
Trivium Packaging Finance BV
144A,8.25%, 7/15/30
2,109,000 2,222,287
144A,12.25%, 1/15/31
2,109,000 2,250,132
(Cost $84,354,246)
81,815,670
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30
3,933,000 1,380,589
Seaspan Corp.,144A,5.50%,
8/1/29
2,637,000 2,518,217
XPO, Inc.
144A,7.125%, 6/1/31
1,582,000 1,657,639
144A,7.125%, 2/1/32
2,084,000 2,203,667
(Cost $9,941,160)
7,760,112
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28
3,437,000 3,456,653
144A,7.875%, 12/1/30
1,776,000 1,893,377
144A,7.00%, 5/1/31
2,461,000 2,583,681
144A,7.00%, 6/15/32
2,812,000 2,956,450
144A,5.875%, 4/15/33
1,758,000 1,781,527
(Cost $12,412,460)
12,671,688
Technology — 4.1%
Computers — 0.8%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
3,515,000 3,692,356
CACI International,
Inc.,144A,6.375%, 6/15/33
3,540,000 3,694,889
McAfee Corp.,144A,7.375%,
2/15/30 (a)
7,106,000 6,208,772
Principal
Amount $ Value $
NCR Atleos Corp.,144A,9.50%,
4/1/29
4,747,000 5,134,512
NCR Voyix Corp.
144A,5.00%, 10/1/28
2,310,000 2,295,267
144A,5.125%, 4/15/29
1,416,000 1,404,245
Seagate Data Storage
Technology Pte Ltd.
144A,4.091%, 6/1/29
1,515,000 1,483,779
144A,8.25%, 12/15/29
1,608,000 1,709,907
144A,5.875%, 7/15/30
1,400,000 1,445,072
144A,8.50%, 7/15/31
1,762,000 1,878,713
144A,9.625%, 12/1/32
2,596,017 2,954,994
(Cost $32,465,105)
31,902,506
Office/Business Equipment
— 0.1%
Xerox Corp.
144A,10.25%, 10/15/30 (a)
1,285,000 1,318,792
144A,13.50%, 4/15/31 (a)
1,701,000 1,574,505
Xerox Holdings Corp.
144A,5.50%, 8/15/28
2,745,000 1,174,325
144A,8.875%, 11/30/29
1,832,000 681,480
(Cost $7,327,960)
4,749,102
Semiconductors — 0.3%
ams-OSRAM AG,144A,12.25%,
3/30/29
2,686,000 2,886,816
Kioxia Holdings Corp.
144A,6.25%, 7/24/30
3,935,000 4,052,759
144A,6.625%, 7/24/33
3,867,000 4,025,543
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
2,461,000 2,401,528
(Cost $13,170,490)
13,366,646
Software — 2.9%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
8,286,000 8,237,133
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
2,582,000 2,203,587
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
2,734,000 2,270,997
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
14,086,000 14,211,743
144A,9.00%, 9/30/29
13,491,000 13,930,307
144A,8.25%, 6/30/32
6,370,000 6,721,675
144A,6.625%, 8/15/33
3,553,000 3,550,119
CoreWeave, Inc.
144A,9.25%, 6/1/30 (a)
7,031,000 6,493,553
144A,9.00%, 2/1/31
6,250,000 5,663,401
Fair Isaac Corp.
144A,4.00%, 6/15/28
3,189,000 3,146,636
144A,6.00%, 5/15/33
5,273,000 5,433,036
Open Text Corp.
144A,3.875%, 2/15/28
3,164,000 3,088,774

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.875%, 12/1/29
2,988,000 2,836,724
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
3,123,000 2,980,536
144A,4.125%, 12/1/31
2,431,000 2,262,957
ROBLOX Corp.,144A,3.875%,
5/1/30
3,552,000 3,398,939
Rocket Software, Inc.
144A,9.00%, 11/28/28
2,864,000 2,953,806
144A,6.50%, 2/15/29
2,062,000 2,009,804
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
7,131,000 7,136,452
144A,6.50%, 6/1/32
2,672,000 2,783,545
Twilio, Inc.
3.625%, 3/15/29
1,781,000 1,725,418
3.875%, 3/15/31
1,758,000 1,685,767
UKG, Inc.,144A,6.875%, 2/1/31
8,813,000 9,105,495
(Cost $114,971,894)
113,830,404
Utilities — 4.0%
Electric — 3.9%
Alpha Generation LLC
144A,6.75%, 10/15/32
3,795,000 3,908,732
144A,6.25%, 1/15/34
2,450,000 2,455,535
California Buyer Ltd. / Atlantica
Sustainable Infrastructure
PLC,144A,6.375%, 2/15/32
3,600,000 3,602,751
Calpine Corp.
144A,4.50%, 2/15/28
4,394,000 4,387,896
144A,5.125%, 3/15/28
5,101,000 5,129,770
144A,4.625%, 2/1/29
2,285,000 2,269,625
144A,5.00%, 2/1/31
2,988,000 2,996,366
144A,3.75%, 3/1/31
3,164,000 3,055,033
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
2,988,000 2,989,153
144A,3.75%, 2/15/31
3,252,000 3,032,218
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
1,497,000 1,530,507
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
1,793,000 1,846,790
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA,144A,5.375%,
12/30/30
2,490,000 2,319,872
Hawaiian Electric Co.,
Inc.,144A,6.00%, 10/1/33
1,772,000 1,795,321
Lightning Power LLC,144A,7.25%,
8/15/32
5,273,000 5,599,931
NRG Energy, Inc.
5.75%, 1/15/28
2,844,000 2,853,664
144A,3.375%, 2/15/29
1,758,000 1,685,363
144A,5.25%, 6/15/29
2,577,000 2,589,475
144A,5.75%, 7/15/29
2,806,000 2,834,023
144A,3.625%, 2/15/31
3,620,000 3,391,140
144A,6.00%, 2/1/33
3,277,000 3,348,789
Principal
Amount $ Value $
144A,5.75%, 1/15/34
4,406,000 4,444,275
144A,6.25%, 11/1/34
3,340,000 3,444,054
144A,6.00%, 1/15/36
8,575,000 8,714,061
PG&E Corp.
5.00%, 7/1/28
3,540,000 3,516,399
5.25%, 7/1/30
3,515,000 3,483,909
Pike Corp.
144A,5.50%, 9/1/28
2,649,000 2,644,033
144A,8.625%, 1/31/31
1,431,000 1,513,755
Saavi Energia Sarl,144A,8.875%,
2/10/35
3,867,000 4,159,461
Talen Energy Supply LLC
144A,8.625%, 6/1/30
4,313,000 4,575,075
144A,6.25%, 2/1/34
4,946,000 5,042,689
144A,6.50%, 2/1/36
4,535,000 4,691,504
TransAlta Corp.,7.75%, 11/15/29
1,432,000 1,497,319
Vistra Operations Co. LLC
144A,5.625%, 2/15/27
4,576,000 4,584,392
144A,5.00%, 7/31/27
4,601,000 4,618,608
144A,4.375%, 5/1/29
4,394,000 4,340,951
144A,7.75%, 10/15/31
5,117,000 5,438,430
144A,6.875%, 4/15/32
3,540,000 3,725,422
VoltaGrid LLC,144A,7.375%,
11/1/30
7,000,000 6,985,381
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
1,933,000 1,905,209
144A,7.25%, 1/15/29 (a)
2,637,000 2,704,164
144A,8.375%, 1/15/31 (a)
2,900,000 3,040,905
144A,8.625%, 3/15/33 (a)
3,416,000 3,574,178
144A,7.75%, 4/15/34
2,641,000 2,686,787
(Cost $154,925,508)
154,952,915
Gas — 0.1%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.75%, 5/20/27
1,800,000 1,808,161
144A,9.375%, 6/1/28
2,137,000 2,219,920
144A,9.50%, 6/1/30
1,961,000 2,079,501
(Cost $6,073,933)
6,107,582
TOTAL CORPORATE BONDS
(Cost $3,982,197,452)
3,927,498,788
Number
of Shares
SECURITIES LENDING
COLLATERAL — 6.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $241,873,095)
241,873,095 241,873,095

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $20,111,595)
20,111,595 20,111,595
Number
of Shares Value $
TOTAL INVESTMENTS
— 104.3%
(Cost $4,244,182,142)
4,189,483,478
Other assets and liabilities,
net — (4.3%)
(173,161,834)
NET ASSETS — 100.0%
4,016,321,644
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 6.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
244,717,699 — (2,844,604) (d) — — 432,116 — 241,873,095 241,873,095
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
68,804,966 139,702,913 (188,396,284) — — 382,217 — 20,111,595 20,111,595
313,522,665 139,702,913 (191,240,888) — — 814,333 — 261,984,690 261,984,690
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $233,273,492, which is 5.8% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYLB-PH1
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 3,927,498,788 $ — $ 3,927,498,788
Short-Term Investments (a)
261,984,690 — — 261,984,690
TOTAL
$ 261,984,690 $ 3,927,498,788 $ — $ 4,189,483,478
(a)
See Schedule of Investments for additional detailed categorizations.